NON-CONTROLLING INTERESTS - Summarized statements of financial position (Details) $ in Millions, Rp in Billions	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2022 IDR (Rp)
NON-CONTROLLING INTERESTS
Current assets	Rp 61,780	$ 3,704	Rp 63,094	Rp 55,628
Non-current assets	225,500	13,522	227,917	223,924
Current liabilities	(74,303)	(4,454)	(76,723)	(71,451)
Non-current liabilities	(63,274)	(3,795)	(60,428)	(58,906)
TOTAL EQUITY	149,703	8,977	153,860	149,195	Rp 143,409
Owners of the parent company	130,151	7,805	133,602	128,536
Non-controlling interests	19,552	$ 1,172	20,258	Rp 20,659
Telkomsel
NON-CONTROLLING INTERESTS
Current assets	17,651		19,374
Non-current assets	96,737		97,591
Current liabilities	(42,074)		(40,986)
Non-current liabilities	(44,780)		(45,194)
TOTAL EQUITY	27,534		30,785
Owners of the parent company	17,389		19,836
Non-controlling interests	10,145		10,949
Mitratel
NON-CONTROLLING INTERESTS
Current assets	3,051		3,446
Non-current assets	55,294		54,684
Current liabilities	(7,507)		(12,292)
Non-current liabilities	(17,498)		(12,466)
TOTAL EQUITY	33,340		33,372
Owners of the parent company	24,939		24,937
Non-controlling interests	Rp 8,401		Rp 8,435